Insurance Payables	12 Months Ended
Dec. 31, 2019
Dividends Paid [Abstract]
INSURANCE PAYABLES
15.	INSURANCE PAYABLES

	2019	2018
	USD	USD

Payables due to insurance companies and intermediaries	2,610,528	233,316
Reinsurers – amounts due in respect of ceded premium	50,933,209	32,800,830
	53,543,737	33,034,146